Acquisitions and License Agreements (Schedule of Intangible Assets Acquired) (Detail) (Specialty Pharmaceuticals, USD $) In Millions, unless otherwise specified			0 Months Ended
	Oct. 01, 2012 CNS Therapeutics, Inc.	Oct. 01, 2012 CNS Therapeutics, Inc. In-process research and development	Oct. 01, 2012 CNS Therapeutics, Inc. Completed Technology	Oct. 01, 2012 CNS Therapeutics, Inc. Trademarks	Mar. 19, 2014 Ofirmev Cadence Pharmaceuticals, Inc. Completed Technology
Intangible Assets Acquired as Part of Business Combination [Line Items]
Amortizable intangible assets acquired			$ 73.1	$ 0.2	$ 1,300.0
Indefinite lived intangible assets acquired		18.6
Intangible assets	$ 91.9
Intangible assets acquired, amortization period			13 years	3 years	8 years